JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

SEPARATE ACCOUNTS A, N, S, U, UV, AND V

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

SEPARATE ACCOUNT B

Supplement dated September 26, 2025 to the Statutory Prospectuses,

Updating Summary Prospectuses, and Initial Summary Prospectuses,

dated April 28, 2025

Changes to Variable Investment Options

This Supplement is intended for distribution with the Statutory Prospectuses, Updating Summary Prospectuses, and Initial Summary Prospectuses, as applicable, (each a “prospectus”) dated April 28, 2025 for variable life insurance contracts issued by John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York, as applicable. The affected prospectuses belong to the following policies:

Accumulation Survivorship Variable Universal Life 2020	Majestic Variable Universal Life

Accumulation SVUL	Majestic Variable Universal Life 98

Accumulation Variable Universal Life	Majestic VCOLIX

Accumulation Variable Universal Life 08	Majestic VULX

Accumulation Variable Universal Life 2014	Medallion Executive Variable Life

Accumulation Variable Universal Life 2019	Medallion Executive Variable Life II

Accumulation Variable Universal Life 2021	Medallion Executive Variable Life III

Accumulation Variable Universal Life 2021 Core	Medallion Variable Life

Accumulation Variable Universal Life 2025	Medallion Variable Universal Life Edge

Accumulation Variable Universal Life 2025 Employer Market	Medallion Variable Universal Life Edge II

Annual Premium Variable Life	Medallion Variable Universal Life Plus

Corporate VUL	Performance Executive Variable Life

Corporate VUL 05	Performance Survivorship Variable Universal Life

Corporate VUL 08	Protection SVUL

eVariable Life	Protection Variable Universal Life

Flex V1	Protection Variable Universal Life 09

Flex V2	Protection Variable Universal Life 2012

Majestic Accumulation Variable Universal Life 2019	Protection Variable Universal Life 2017

Majestic Accumulation Variable Universal Life 2021	Protection Variable Universal Life 2021

Majestic Performance Survivorship Variable Universal Life	Protection Variable Universal Life 2023

Majestic Performance Variable Universal Life	Simplified Life

Majestic Survivorship Variable Universal Life 2020	Variable Estate Protection

Majestic Survivorship VULX	Variable Estate Protection Edge

Majestic Variable COLI	Variable Estate Protection Plus

Majestic Variable Estate Protection	Variable Master Plan Plus

Majestic Variable Estate Protection 98

Changes to Current Expenses

Effective June 1, 2025 (the “Effective Date”), there is a reduction in “Current Expenses” for the JHVIT Blue Chip Growth Trust in the “Appendix: Portfolios Available Under the Contract” section of the prospectus.

Accordingly, the “Current Expenses” of the JHVIT Blue Chip Growth Trust Series NAV portfolio are deleted in the “Appendix: Portfolios Available Under the Contract” section of each prospectus and replaced with the following:

Investment Objective	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/24) (%)
			1-Year	5-Year	10-Year
To provide long-term growth of capital. Current income is a secondary objective.	Blue Chip Growth Trust - Series NAV John Hancock Variable Trust Advisers LLC/T. Rowe Price Associates, Inc.	0.74%*	35.73	14.60	14.87

*	This portfolio’s annual expenses reflect temporary fee or expense waivers or reimbursements.

You should read this supplement together with the prospectus for the contract you purchased and retain both documents for future reference.

Prior to making any investment decisions, you should carefully review your product prospectus and all applicable supplements. In addition, you should review the prospectuses and applicable supplements for the underlying portfolios that we make available as investment options under the policies. The prospectuses describe the investment objectives, policies and restrictions of, and the risks relating to, investment in the portfolios. In the case of any of the portfolios that are operated as feeder funds, you should also review the prospectus for the corresponding master fund. If you need to obtain additional copies of any of these documents, please contact your representative or contact our Service Office at the address or telephone number on the back page of your product prospectus.

VLI ProdSupp VL 09/2025

333-85284	333-233647	333-131134	333-238712	333-164162
333-124150	333-233648	333-132905	333-126668	333-164164
333-131299	333-236446	333-141693	333-152409	333-164163
333-141692	333-236447	333-148992	333-164150	333-164165
333-148991	333-248502	333-151631	333-164151	333-164166
333-151630	333-254210	333-152407	333-164152	333-164167
333-152406	333-254211	333-152408	333-164153	333-164168
333-153252	333-265436	333-153253	333-164156	333-164169
333-157212	333-266659	333-157213	333-164154	333-164158
333-179570	333-281927	333-179571	333-164155	333-164159
333-193994	333-281928	333-193995	333-164171	333-164175
333-194818	333-127543	333-235396	333-164173	333-164176
333-217721	333-131139	333-235397	333-164161	333-164157
		333-164160	333-164174	333-164172